IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.
6300 LAMAR AVENUE
P. O. BOX 29217
SHAWNEE MISSION, KANSAS 66201-9217

February 27, 2009

Securities and Exchange Commission
100 F Street NE
Washington DC 20549

Re: Ivy Funds Variable Insurance Portfolios, Inc. (Registrant)
File Nos. 33-11466 and 811-5017/CIK No. 810016

Dear Sir or Madam:

We are hereby transmitting for filing through EDGAR Post-Effective Amendment No. 47 to the Registration Statement under the Securities Act of 1933 and Amendment No. 47 under the Investment Company Act of 1940 for the above-referenced Registrant. This transmission contains a conformed signature page and a conformed opinion of counsel. The manually signed originals of these documents are maintained at the offices of the Registrant.

The purpose of this Amendment is to reflect a proposed reorganization of the Registrant, which is currently organized as a Maryland corporation. Within the next few weeks the Registrant will send notice to its shareholders of a Meeting called for the purpose of asking shareholders to vote on reorganizing each of its currently existing series into a series of a new operating entity, organized as a Delaware statutory trust, to be named Ivy Funds Variable Insurance Portfolios. The consummation of the Reorganization is contingent on the approval of the Reorganization Agreement by each series' shareholders. The Registrant previously filed with the Securities and Exchange Commission a proxy statement describing this reorganization and other matters on February 10, 2009.

This filing is being made pursuant to paragraph (a) of Rule 485.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-1923.

Very truly yours,

/s/Kristen A. Richards
Kristen A. Richards
Vice President, Assistant Secretary
and Associate General Counsel